UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill, New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill, New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-453-4392

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1. Schedule of Investments.

FAM VALUE FUND

March 31, 2006 (unaudited)

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	MARKET VALUE

AUTOMOTIVE	CARMAX, INC. *	300,000	9,804,000

AUTOMOTIVE PARTS &	GENTEX CORP	1,240,000	21,650,400
EQUIPMENT

BANKING	TD BANKNORTH GROUP	100,000	2,935,000

	M&T BANKCORP	143,000	16,322,020

	NORTH FORK BANCORP	856,925	24,705,148

	TCF FINANCIAL CORP	790,000	20,342,500

	WESTAMERICA BANCORP	260,100	13,504,392
			77,809,060

LIFE INSURANCE	PROTECTIVE LIFE CORP	471,400	23,447,436

MACHINERY	DONALDSON COMPANY	311,200	10,515,448
& EQUIPMENT
	IDEX CORP.	514,500	26,841,465

	GRACO	261,550	11,882,216

	KAYDON CORP	780,750	31,511,070
			80,750,199

PUBLISHING	JOHN WILEY & SON	301,700	11,419,345

RESTAURANTS	OUTBACK STEAKHOUSE	509,700	22,426,800

	YUM! BRANDS, INC .	416,800	20,364,848
			42,791,648

REGISTERED	ALLIED CAPITAL CORP	736,391	22,533,565
INVESTMENT COMPANY

PROPERTY	BERKSHIRE HATHAWAY	395	35,688,250
& CASUALTY INSURANCE

	MARKEL CORPORATION *	61,850	20,885,508

	WHITE MOUNTAINS INS	100,275	60,207,987
			116,781,745

INSURANCE AGENCY	BROWN & BROWN INC	1,879,696	62,405,907

MEDIA	MEREDITH CORP	110,450	6,162,005

RECREATION	INTERNATIONAL SPEEDWAY	515,688	26,248,519
& ENTERTAINMENT

CONSUMER SERVICES	H&R BLOCK	773,800	16,752,770

PHARMACEUTICALS	BARR PHARMACEUTICALS *	250,000	15,745,000

	FOREST LABORATORIES *	226,000	10,086,380

	WATSON PHARMACEUTICA *	145,000	4,167,300
			29,998,680

CONSTRUCTION	FLORIDA ROCK INDS.	177,075	9,955,156
MATERIALS

	MARTIN MARIETTA MAT.	371,443	39,755,544

	VULCAN MATERIALS	387,165	33,547,847
			83,258,547

ELECTRONIC EQUIPMENT	AMERICAN POWER CONV.	449,055	10,377,661

	COGNEX CORP	39,200	1,161,888

	ZEBRA TECHNOLOGY *	258,502	11,560,209
			23,099,758

RETAIL STORES	ROSS STORES, INC	941,422	26,896,308

	BED BATH & BEYOND	200,000	7,680,000

	WHOLE FOODS MARKET	100,000	6,644,000
			41,220,308

HOME FURNISHING	ETHAN ALLEN INTERIOR	543,175	22,824,213

	MOHAWK INDUSTRIES *	240,000	19,372,800
			42,197,013

INVESTMENT	FEDERATED INVESTORS	1,000,000	39,050,000
MANAGEMENT

CONSUMER PRODUCTS	CSS INDUSTRIES	206,475	6,759,991

HEALTH CARE	AMSURG CORP. *	696,150	15,795,643
SERVICES

	LINCARE HOLDINGS	350,000	13,636,000

	PEDIATRIX MEDICAL *	100,000	10,264,000
			39,695,643

RETAIL APPAREL	LIZ CLAIBORNE INC.	680,150	27,872,547

WHOLESALE	SCP POOL CORP	275,950	12,944,814
DISTRIBUTION
	CDW CORP.	383,900	22,592,515
			35,537,329

RECREATION VEHICLES	WINNEBAGO INDUSTRIES	559,000	16,960,060

TELECOMMUNICATIONS	HICKORY TECH CORP	258,800	2,181,684
SERVICES

REAL ESTATE	FOREST CITY ENTERPRI	600,000	28,290,000
DEVELOPMENT

TRANSPORTATION	HEARTLAND EXPRESS	810,887	21,790,000

TOTAL COMMON SHARES			956,468,159

TREASURY BILLS	US TREASURY BILL 04-20-06	50,000,000	49,884,021

	US TREASURY BILL 04-27-06	80,000,000	79,743,467

TOTAL US TREASURIES			129,627,488

	FIRST AMERICAN
MONEY MARKET FUND	TREASURY FUND	40,009,432	40,009,432

TOTAL INVESTMENTS:			1,126,105,079

		* Non-income-producing security

FAM EQUITY-INCOME FUND

March 31, 2006 (unaudited)

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	MARKET VALUE

AUTOMOTIVE PARTS &	GENTEX CORP	510,000	8,904,600
EQUIPMENT

BANKING	NORTH FORK BANCORP	219,500	6,328,185

	WEST AMERICA BANCORP	50,500	2,621,960

	TCF FINANCIAL CORP	193,000	4,969,750
			13,919,895

LIFE INSURANCE	PROTECTIVE LIFE CORP	88,219	4,388,013

MACHINERY	IDEX CORP.	118,237	6,168,424
& EQUIPMENT

	KAYDON CORP	100,000	4,036,000

	DONALDSON COMPANY	88,800	3,000,552
			13,204,976

TELECOMMUNICATIONS	HICKORY TECH CORP	360,848	3,041,949
SERVICES

RESTAURANTS	OUTBACK STEAKHOUSE	134,850	5,933,400

REGISTERED	ALLIED CAPITAL CORP	193,714	5,927,648
INVESTMENT COMPANY

PROPERTY	WHITE MOUNTAINS INS	12,375	7,356,937
& CASUALTY INSURANCE

INSURANCE AGENCY	BROWN & BROWN INC	121,200	4,023,840

CONSUMER SERVICES	H&R BLOCK	239,500	5,185,175

RECREATION &	INTERNATIONAL SPEED	91,400	4,652,260
ENTERTAINMENT

CONSTRUCTION	MARTIN MARIETTA MAT.	55,000	5,886,650
MATERIALS
	FLORIDA ROCK	42,000	2,361,240

	VULCAN MATERIALS	85,500	7,408,575
			15,656,465

COMMERCIAL SERVICE	McGRATH RENTCORP	170,000	5,110,200

RETAIL STORES	ROSS STORES, INC	349,041	10,188,507

HOME FURNISHING	ETHAN ALLEN INTERIOR	159,391	6,697,610

INVESTMENT	FEDERATED INVESTORS	221,900	8,665,195
MANAGEMENT

MEDIA	MEREDITH CORP	55,300	3,085,187

PUBLISHING	COURIER CORP.	197,250	8,746,065

	JOHN WILEY & SON	172,650	6,534,802
			15,280,867

RECREATION VEHICLES	WINNEBAGO INDUSTRIES	127,500	3,868,350

RETAIL APPAREL	LIZ CLAIBORNE INC.	204,025	8,360,944

TRANSPORTATION	HEARTLAND EXPRESS	187,900	4,094,341

WHOLESLE DISTRIBUTION	CDW CORP	95,100	5,596,635

ELECTRONIC EQUIPMENT	COGNEX CORP	45,700	1,354,548

TOTAL COMMON SHARES			164,497,542

TREASURY BILLS	US TREASURY BILL 4-27-06	10,000,000	9,967,933

	FIRST AMERICAN
MONEY MARKET FUND	TREASURY FUND	4,248,580	4,248,580

TOTAL INVESTMENTS:			178,714,055

Notes to Schedule of Investments (unaudited)

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 16, 2006

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	May 16, 2006